Goodwill and Acquired Intangible Assets	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Acquired Intangible Assets
10. GOODWILL AND ACQUIRED INTANGIBLE ASSETS
Intangible assets:
The intangible assets acquired from the Company’s acquisition of Shannon Systems in 2015 and Bigtera in 2017 are as follows:

	December 31
	2018				2019
	US$				US$
	Cost	Accumulated Impairment	Accumulated Amortization	Net Carrying Amount	Cost	Accumulated Impairment	Accumulated Amortization	Net Carrying Amount
Acquisition-related intangible assets	13,117	(3,444)	(8,652)	1,021	13,117	(3,699)	(9,418)	—

The Company assesses the impairment of intangible assets whenever events or changes in circumstances indicate that the carrying value may not be recoverable. No impairment losses were recognized in 2017. In 2018 and 2019, the Company determined that the carrying amounts for intangible assets of its Bigtera and Shannon units exceeded its fair value, which was close to nil, and recorded impairment charges of US$
3,444

thousand and US$
255

thousand due to lower than projected business outlook. The impairment was measured based on a discounted cash flow method, which uses assumptions that are considered Level 3 within the fair value hierarchy due to the significant use of unobservable company specific information. Amortization expense of acquisition-related intangible assets for the years ended December 31, 2017, 2018 and 2019 were

US$
2,534

thousand, US$
2,964

thousand and US$766 thousand, respectively.
Goodwill:
Goodwill is not amortized, but instead is reviewed and tested for impairment at least annually and whenever events or circumstances occur which indicate that goodwill might be impaired. The goodwill that resulted from the Company’s acquisition of FCI and Centronix in 2007 and purchase of BTL’s assets in 2011 was US$66,300 thousand. As a result of the acquisition of Shannon Systems in 2015 and Bigtera in 2017, the Company recorded additional goodwill of US$33,204 thousand and US$625 thousand, respectively. Goodwill is tested for impairment annually on November 30. Total goodwill was US$58,331 thousand and US$17,489 thousand as of December 31, 2018 and 2019, respectively. The Company recognizes an impairment charge for the amount by which the carrying amount of the reporting unit exceeds its implied fair value.
The Company elected to adopt ASU 2017-04 starting 2017 (as described in Note 2 above). Under the updated guidance, the Company applied a one-step quantitative test and recorded the amount of goodwill impairment as the excess of a reporting unit’s carrying amount over its fair value. Fair value determinations are sensitive to changes in the underlying assumptions and factors including those relating to estimating future operating cash flows to be generated from the reporting unit which are dependent upon historical data and internal forecasts and projections developed by management.

Assumptions used to determine fair value used are classified as Level 3 within the fair value hierarchy due to the significant use of unobservable company-specific information. As a result of the goodwill impairment tests conducted as of November 30, 2018, June 30, 2019 and November 30, 2019, the Company determined that the carrying amounts for Bigtera unit and Shannon unit exceeded the fair value and recorded goodwill impairment charges of US$
625
 thousand and US$
15,715

thousand
in the fourth quarter of 2018 and in the third quarter of 2019, respectively. The company used discounted cash flow method to determine the fair value of the Bigtera unit and the Shannon unit.

	December 31
	2018				2019
	US$				US$
	Cost	Accumulated Impairment	Foreign Currency Adjustment	Net Carrying Amount	Cost	Disposal of FCI	Accumulated Impairment	Foreign Currency Adjustment	Net Carrying Amount
Goodwill	100,129	(41,770)	(28)	58,331	100,129	(25,117)	(57,485)	(38)	17,489